Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended	12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 04, 2015	Jan. 01, 2015
C000014636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	$ 12,524	$ 12,524	$ 12,524	$ 12,524	$ 12,524	$ 12,524	$ 12,127	$ 11,620	$ 12,522	$ 11,895	$ 11,005	$ 10,324		$ 10,375	$ 10,198	$ 9,838		$ 10,000
Average Annual Return, Percent	2.87%	3.28%	2.62%			2.28%
C000014637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	$ 11,674	$ 11,674	$ 11,674	11,674	11,674	$ 11,674	11,348	10,904	11,787	11,236	10,416	9,812		9,893	9,748	9,434		9,625
Average Annual Return, Percent	(1.21%)	(0.98%)	1.53%			1.56%
C000014637 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,129	$ 12,129	$ 12,129	12,129	12,129	$ 12,129	11,790	11,329	12,247	11,673	10,822	10,194		10,279	10,128	9,802		10,000
Average Annual Return, Percent	2.63%	2.88%	2.31%			1.95%
C000033993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	$ 12,205	$ 12,205	$ 12,205	12,205	12,205	$ 12,205	11,851	11,390	12,296	11,716	10,864	10,223		10,298	10,141	9,804		10,000
Average Annual Return, Percent	2.65%	2.99%	2.36%			2.01%
C000079557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	$ 12,321	$ 12,321	$ 12,321	12,321	12,321	$ 12,321	11,960	11,479	12,390	11,787	10,920	10,259		10,325	10,163	9,819		10,000
Average Annual Return, Percent	2.65%	3.02%	2.44%			2.11%
C000162550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	$ 12,547	$ 12,547	$ 12,547	12,547	$ 12,547	$ 12,547	12,164	11,680	12,587	11,978	11,082	10,412		10,469	10,301	9,942	$ 10,000
Average Annual Return, Percent	2.77%	3.15%	2.51%		2.53%
C000202748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Account Value	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	12,294	11,875	11,353	12,204	11,567	10,677	9,993	$ 10,000
Average Annual Return, Percent	3.06%	3.53%	2.86%	3.36%
C000014628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Account Value	$ 18,349	$ 18,349	$ 18,349	$ 18,349	18,349	$ 18,349	17,423	15,530	21,791	15,631	15,426	11,767		12,262	10,920	10,462		10,000
Average Annual Return, Percent	6.74%	5.31%	3.53%			6.26%
C000014629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Account Value	$ 16,793	$ 16,793	$ 16,793	16,793	16,793	$ 16,793	15,992	14,298	20,106	14,462	14,317	10,947		11,453	10,229	9,827		9,426
Average Annual Return, Percent	0.41%	(1.05%)	2.02%			5.32%
C000014629 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 17,816	$ 17,816	$ 17,816	17,816	17,816	$ 17,816	16,966	15,169	21,331	15,343	15,189	11,614		12,151	10,852	10,425		10,000
Average Annual Return, Percent	6.52%	5.01%	3.24%			5.95%
C000014630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Account Value	$ 17,903	$ 17,903	$ 17,903	17,903	17,903	$ 17,903	17,041	15,228	21,415	15,401	15,233	11,648		12,172	10,866	10,438		10,000
Average Annual Return, Percent	6.59%	5.05%	3.28%			6.00%
C000079553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Account Value	$ 18,078	$ 18,078	$ 18,078	18,078	18,078	$ 18,078	17,196	15,344	21,568	15,492	15,307	11,696		12,206	10,887	10,445		10,000
Average Annual Return, Percent	6.65%	5.13%	3.38%			6.10%
C000162546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Account Value	$ 17,722	$ 17,722	$ 17,722	17,722	$ 17,722	$ 17,722	16,840	15,031	21,112	15,162	14,974	11,444		11,940	10,645	10,208	10,000
Average Annual Return, Percent	6.69%	5.24%	3.43%		6.51%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,000	10,687	10,321	10,055	10,000	10,000
Average Annual Return, Percent	2.04%	1.25%	(0.33%)	1.34%	1.41%	1.35%
Bloomberg U S Aggregate Bond C000162550 Index [Member]
Account Value [Line Items]
Account Value	$ 11,353	$ 11,353	$ 11,353	$ 11,353	$ 11,353	$ 11,353	11,213	10,625	12,214	12,406	11,540	10,614		10,613	10,250	9,986
Bloomberg U S Aggregate Bond C000202748 Index [Member]
Account Value [Line Items]
Account Value	10,871	$ 10,871	10,871	10,871	10,871	10,871	10,737	10,174	11,696	11,879	11,049	10,164
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	$ 34,254	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223		13,829	11,351	10,138	10,000	10,000
Average Annual Return, Percent	13.08%	25.02%	14.53%		14.09%	13.10%
Standard And Poor s 500 C000162546 Index [Member]
Account Value [Line Items]
Account Value	$ 33,062	$ 33,062	$ 33,062	33,062	$ 33,062	$ 33,062	26,446	20,941	25,572	19,869	16,781	12,763		13,348	10,956	9,786
Bloomberg U S Treasury Inflation Protected Securities TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index
Account Value	$ 12,833	$ 12,833	$ 12,833	$ 12,833	$ 12,833	$ 12,833	12,448	11,928	12,873	12,180	11,238	10,517	$ 10,000	10,543	10,347	9,948	10,000	10,000
Average Annual Return, Percent	2.82%	3.09%	2.69%	3.22%	2.81%	2.53%
Bloomberg U S Treasury Inflation Protected Securities TIPS 1 10 Year C000162550 Index [Member]
Account Value [Line Items]
Account Value	$ 12,856	$ 12,856	$ 12,856	$ 12,856	$ 12,856	$ 12,856	12,471	11,949	12,896	12,203	11,258	10,536		10,563	10,366	9,966
Bloomberg U S Treasury Inflation Protected Securities TIPS 1 10 Year C000202748 Index [Member]
Account Value [Line Items]
Account Value	12,196	$ 12,196	12,196	12,196	12,196	12,196	11,830	11,336	12,234	11,576	10,680	9,995
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index
Account Value	$ 17,617	$ 17,617	$ 17,617	17,617	$ 17,617	$ 17,617	16,791	15,079	20,091	14,219	14,986	11,648		12,139	11,170	10,283	$ 10,000	$ 10,000
Average Annual Return, Percent	6.31%	4.92%	3.29%		6.32%	5.83%
FTSE Nareit All Equity REITs C000162546 Index [Member]
Account Value [Line Items]
Account Value	$ 17,437	$ 17,437	$ 17,437	$ 17,437	$ 17,437	$ 17,437	$ 16,619	$ 14,924	$ 19,886	$ 14,073	$ 14,833	$ 11,529		$ 12,015	$ 11,056	$ 10,177